Label	Element	Value
Parnassus Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Value Equity Fund (formerly Parnassus Endeavor Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Value Equity Fund has the overall investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Parnassus Value Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Parnassus Value Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.20%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Value Equity Fund’s expenses, please see “Financial Highlights” in the prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Parnassus Value Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the total annual fund operating expenses after expense reimbursement for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Parnassus Value Equity Fund’s objective is to achieve capital appreciation by investing primarily in a diversified portfolio of equity securities. Equity securities include common and preferred stock. Under normal circumstances, the Fund will invest a minimum of 80% of its net assets (plus borrowings for investment purposes) in equity securities. These companies must, in the Adviser’s opinion, be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. The Parnassus Value Equity Fund is primarily a large-cap fund, which means that it normally invests more than half of its net assets in large, well-established companies. The Fund may invest to a lesser extent in small-and mid-capitalization companies. The Fund may purchase foreign securities directly on foreign markets. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. To determine a company’s prospects, the Fund’s investment adviser, Parnassus Investments, LLC (the “Adviser”), reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, a company’s stock must be deemed to represent relative value. To determine whether the company demonstrates relative value, the Adviser considers the companies valuation relative to its own valuation history and relative to similar companies operating in the same industry. As part of the Adviser’s investment approach, the Adviser seeks to invest in companies with sustainable business practices, in alignment with our investment philosophy, as we believe these factors are relevant to our assessment of quality and the risk-return profiles of companies in the Funds. The Fund will evaluate whether it will continue to hold or sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s sustainable investment expectations and the Adviser does not believe it is an appropriate investment for the Fund following such changes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Value Equity Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and the performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999‑3505.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Value Equity Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999‑3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten-year period shown in the bar chart, the highest return for a quarter was 25.9% (quarter ended December 31, 2020), and the lowest return for a quarter was a loss of 25.0% (quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (all periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Following is a table comparing the performance of the Parnassus Value Equity Fund’s two share classes with that of the Russell 1000® Value Index (see “Index
Descriptions” in the prospectus). Figures are average annual returns for the one-, five-and ten-year periods ended December 31, 2023. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the Russell 1000® Value, and also how the Fund’s performance varies from year to year.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Parnassus Value Equity Fund—Institutional Shares were incepted on April 30, 2015. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Value Equity Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.

Parnassus Value Equity Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money investing in the Fund.
Parnassus Value Equity Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Parnassus Value Equity Fund | Stock Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade, financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty. Risks associated with rising inflation, trade tensions, ongoing armed conflicts between Ukraine and Russia in Europe and among Israel, Hamas, and other militant groups in the

Middle East, and the impact of epidemic and pandemic diseases. Additionally, risks associated with volatility and disruptions in the banking sector (including bank failures), interest rate increases, political events, rising government debt in the U.S. and the possibility of a national or global recession could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices.

Parnassus Value Equity Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Equity Securities Risk. The Fund may invest in equity securities including common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.

Parnassus Value Equity Fund | Large Capitalization Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Large-Capitalization Company Risk. Large- capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Parnassus Value Equity Fund | Small and Mid Capitalization Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Small- and Mid-Capitalization Company Risk. In addition to large-capitalization companies, the Fund may invest in small- and/or mid-capitalization companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid- capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-capitalization companies tend to perform poorly during times of economic stress.

Parnassus Value Equity Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎	Management Risk. The investment process used by the Adviser to select securities for the Fund’s investment portfolio may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

Parnassus Value Equity Fund | Environmental Social and Governance ESG Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Environmental, Social, and Governance (ESG) Investing Risk. ESG investing risk refers to the risk stemming from the environmental, social, and governance factors that the Fund applies in selecting securities. The Fund seeks to invest in high quality companies with sustainable business practices and to avoid investments in companies that do not meet its quality expectations. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s returns may be lower than other funds that do not consider ESG factors in security selection.

Parnassus Value Equity Fund | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy and legislative changes in foreign countries and other events affecting global markets, such as international conflicts and wars, epidemic and pandemic diseases, may contribute to decreased liquidity and increased volatility in the financial markets. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may also apply to distributions from foreign companies.

Parnassus Value Equity Fund | American Depositary Receipts ADR Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
American Depositary Receipts (ADR) Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

Parnassus Value Equity Fund | Value Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Value Investing Risk. The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market insofar as these securities may decline or may not reach what the Adviser believes are their full value.

Parnassus Value Equity Fund | Real Estate Investment Trust REIT Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Real Estate Investment Trust (REIT) Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/ mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Parnassus Value Equity Fund | Tax Law Change Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Tax Law Change Risk: All statements contained in this prospectus regarding the U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. For example, tax legislation enacted in 2017 (the Tax Cuts and Jobs Act) resulted in fundamental changes to the Internal Revenue Code (some of which are set to expire in the next few years). More recently, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The excise tax on repurchases of stock may cause some corporations in which the Fund invests to reduce liquidity opportunities for its investors, which could potentially reduce the value of your investment in the Fund. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Fund and the Fund’s investments or holding structures.

Parnassus Value Equity Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.21%
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%
Total Annual Fund Operating Expenses After Expense Waiver and Reimbursement	rr_NetExpensesOverAssets	0.88%	[1]
1 Year	rr_ExpenseExampleYear01	$ 90
3 Years	rr_ExpenseExampleYear03	291
5 Years	rr_ExpenseExampleYear05	510
10 Years	rr_ExpenseExampleYear10	$ 1,138
2014	rr_AnnualReturn2014	18.51%
2015	rr_AnnualReturn2015	3.25%
2016	rr_AnnualReturn2016	21.42%
2017	rr_AnnualReturn2017	19.81%
2018	rr_AnnualReturn2018	(13.49%)
2019	rr_AnnualReturn2019	33.29%
2020	rr_AnnualReturn2020	27.42%
2021	rr_AnnualReturn2021	31.12%
2022	rr_AnnualReturn2022	(13.81%)
2023	rr_AnnualReturn2023	13.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.00%)
One Year	rr_AverageAnnualReturnYear01	13.70%
Five Years	rr_AverageAnnualReturnYear05	16.89%
Ten Years	rr_AverageAnnualReturnYear10	12.89%
Parnassus Value Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%
Total Annual Fund Operating Expenses After Expense Waiver and Reimbursement	rr_NetExpensesOverAssets	0.65%	[1]
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	223
5 Years	rr_ExpenseExampleYear05	394
10 Years	rr_ExpenseExampleYear10	$ 888
One Year	rr_AverageAnnualReturnYear01	13.94%
Five Years	rr_AverageAnnualReturnYear05	17.14%
Ten Years	rr_AverageAnnualReturnYear10	13.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2015
Parnassus Value Equity Fund | Return After Taxes on Distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.21%
Five Years	rr_AverageAnnualReturnYear05	15.68%
Ten Years	rr_AverageAnnualReturnYear10	11.26%
Parnassus Value Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.43%
Five Years	rr_AverageAnnualReturnYear05	13.63%
Ten Years	rr_AverageAnnualReturnYear10	10.23%
Parnassus Value Equity Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.46%
Five Years	rr_AverageAnnualReturnYear05	10.91%
Ten Years	rr_AverageAnnualReturnYear10	8.40%

[1]	The investment adviser has contractually agreed to reimburse the Fund for expenses to the extent necessary to limit total annual fund operating expenses to 0.88% of net assets for the Parnassus Value Equity Fund—Investor Shares and to 0.65% of net assets for the Parnassus Value Equity Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2025 and may be continued indefinitely by the investment adviser on a year-to-year basis.